Equity Awards - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		6 Months Ended		12 Months Ended
	Feb. 07, 2017	Feb. 28, 2017	Sep. 30, 2014	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Weighted-average remaining contractual life						8 years 1 month 20 days	8 years 4 months 20 days
Total intrinsic value of options exercised						$ 4,125	$ 6,800	$ 300
Total intrinsic value of exercisable options						41,100
Total intrinsic value of options vested and expected to vest						$ 50,800
Weighted-average grant date fair value per share of stock options granted						$ 4.47	$ 4.23	$ 0.97
Unrecognized compensation cost related to unvested stock options				$ 12,500		$ 10,600
Compensation expense related to excess of the selling price per share				$ 4,230	$ 1,428	$ 3,284	$ 1,482	$ 10,677
2013 Plan [Member]
Stock reserved for issuance under equity award plans						12,600,000
Number of shares available for future Grant						800,000
Amended and Restated 2013 Stock Plan [Member]
Number of shares available for future Grant				0
Stock plan termination date				Mar. 22, 2017
Series B Redeemable Convertible Preferred Stock [Member]
Compensation expense related to excess of the selling price per share			$ 10,300					$ 10,300
Class A Common Stock [Member] | 2013 Plan [Member]
Stock reserved for issuance under equity award plans		800,000
Class A Common Stock [Member] | 2017 Equity Incentive Plan [Member]
Stock reserved for issuance under equity award plans		5,100,000
Number of shares available for future Grant				5,400,000
Class A Common Stock [Member] | 2017 Employee Stock Purchase Plan [Member]
Stock reserved for issuance under equity award plans		1,100,000
Class A Common Stock [Member] | 2017 Employee Stock Purchase Plan [Member] | Maximum [Member]
Aggregate number of shares issued		11,000,000
Common Class A and Class B [Member] | 2017 Equity Incentive Plan [Member]
Common stock outstanding percentage		5.00%
Common Class A and Class B [Member] | 2017 Employee Stock Purchase Plan [Member]
Common stock outstanding percentage		1.00%
Stock Options [Member]
Awards vesting period upon service condition satisfied	4 years					4 years
Awards expiration period from date of grant						10 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition				3 years		3 years 1 month 6 days
Restricted Stock Units [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition				1 year 9 months 18 days
Unrecognized compensation expense, adjusted for estimated forfeitures, related to unvested RSUs				$ 4,200		$ 4,600
Restricted Stock Units [Member] | 2013 Plan [Member]
Awards vesting period upon service condition satisfied						4 years
Awards expiration period from date of grant						10 years
Pre-2017 RSU's [Member]
Awards vesting period upon service condition satisfied				4 years
Share-based compensation expense related to pre-2017 RSUs				$ 1,100
Pre-2017 RSUs vesting description				RSUs outstanding as of December 31, 2016, or pre-2017 RSUs, vest upon the satisfaction of both a service condition and a liquidity condition. The service condition for these awards will be satisfied over four years.